CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total		Total	Share Capital		Treasury shares		Legal Reserves	Share Premium	Currency Translation Adjustment	Other Reserves		Retained Earnings		Non-controlling interests
Balance at Dec. 31, 2020		$ 11,446,473		$ 11,262,888	$ 1,180,537	[1]			$ 118,054	$ 609,733	$ (958,374)	$ (345,217)	[2]	$ 10,658,155		$ 183,585
Income for the year		1,053,318		1,100,191										1,100,191		(46,873)
Currency translation adjustment		(81,953)		(81,674)							(81,674)					(279)
Reclassification of currency translation adjustment reserve	[3]
Remeasurements of post-employment benefit obligations, net of taxes		9,511		9,798								9,813	[2]	(15)		(287)
Change in value of instruments at fair value through other comprehensive income and cash flow hedges, net of taxes		(2,689)		(4,638)								(4,638)	[2]			1,949
From other comprehensive income of non-consolidated companies		(7,243)		(7,243)							(11,085)	3,842	[2]
Other comprehensive (loss) for the year		(82,374)		(83,757)							(92,759)	9,017	[2]	(15)		1,383
Total comprehensive income for the year		970,944		1,016,434							(92,759)	9,017	[2]	1,100,176		(45,490)
Acquisition and other changes in non-controlling interests	[4]	10,384														10,384
Dividends paid in cash		(322,099)		(318,744)										(318,744)		(3,355)
Balance at Dec. 31, 2021		12,105,702		11,960,578	1,180,537	[1],[5]			118,054	609,733	(1,051,133)	(336,200)	[2],[6]	11,439,587		145,124
Income for the year		2,548,701		2,553,280										2,553,280		(4,579)
Currency translation adjustment		(23,710)		(23,632)							(23,632)					(78)
Reclassification of currency translation adjustment reserve	[7]	(71,252)	[3]	(71,252)							(71,252)
Remeasurements of post-employment benefit obligations, net of taxes		10,904		10,532								10,519	[6]	13		372
Change in value of instruments at fair value through other comprehensive income and cash flow hedges, net of taxes		(5,186)		(4,914)								(4,914)	[6]			(272)
From other comprehensive income of non-consolidated companies		12,359		12,359							7,336	5,023	[6]
Other comprehensive (loss) for the year		(76,885)		(76,907)							(87,548)	10,628	[6]	13		22
Total comprehensive income for the year		2,471,816		2,476,373							(87,548)	10,628	[6]	2,553,293		(4,557)
Acquisition and other changes in non-controlling interests		(1,407)														(1,407)
Dividends paid in cash		(541,674)		(531,242)										(531,242)		(10,432)
Balance at Dec. 31, 2022		14,034,437		13,905,709	1,180,537	[5],[8]			118,054	609,733	(1,138,681)	(325,572)	[6],[9]	13,461,638	[10]	128,728
Income for the year		3,957,833		3,918,065										3,918,065	[10]	39,768
Currency translation adjustment		38,937		38,587							38,587					350
Reclassification of currency translation adjustment reserve		(878)	[3]	(878)							(878)
Remeasurements of post-employment benefit obligations, net of taxes		(4,612)		(4,292)								(3,096)	[9]	(1,196)	[10]	(320)
Change in value of instruments at fair value through other comprehensive income and cash flow hedges, net of taxes	[11]	(137,024)		(137,024)								(137,024)	[9]
From other comprehensive income of non-consolidated companies		58,755		58,755							110,801	(52,046)	[9]
Other comprehensive (loss) for the year		(44,822)		(44,852)							148,510	(192,166)	[9]	(1,196)	[10]	30
Total comprehensive income for the year		3,913,011		3,873,213							148,510	(192,166)	[9]	3,916,869	[10]	39,798
Repurchase of own shares	[12]	(213,739)		(213,739)			$ (213,739)
Shares to be settled under buyback program	[13]	(86,240)		(86,240)								(86,240)	[9]
Acquisition and other changes in non-controlling interests	[14]	38,446		540										540	[10]	37,906
Dividends paid in cash		(655,478)		(636,511)										(636,511)	[10]	(18,967)
Balance at Dec. 31, 2023		$ 17,030,437		$ 16,842,972	$ 1,180,537	[8]	$ (213,739)	[12]	$ 118,054	$ 609,733	$ (990,171)	$ (603,978)	[9]	$ 16,742,536	[10]	$ 187,465

[1]	The Company has an authorized share capital of a single class of 2.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2021 there were 1,180,536,830 shares issued. All issued shares are fully paid.
[2]	Other reserves include mainly the result of transactions with non-controlling interests that do not result in a loss of control, the remeasurement of post-employment benefit obligations, the changes in value of cash flow hedges and the changes in financial instruments measured at fair value through other comprehensive income.
[3]	During 2022 as a result of NKKTubes’ definitive cease of operations, the currency translation adjustment reserve belonging to the shareholders was reclassified with impact in the income statement. For more information see note 36 “Termination of NKKTubes joint venture”.
[4]	Mainly related to the agreement for the construction of Tenaris Baogang Baotou Steel Pipes Ltd.
[5]	The Company has an authorized share capital of a single class of 2.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2022 there were 1,180,536,830 shares issued. All issued shares are fully paid.
[6]	Other reserves include mainly the result of transactions with non-controlling interests that do not result in a loss of control, the remeasurement of post-employment benefit obligations, the changes in value of cash flow hedges and the changes in financial instruments measured at fair value through other comprehensive income.
[7]	Related to NKKTubes’ cease of operations. For more information see note 36 “Termination of NKKTubes joint venture”.
[8]	The Company has an authorized share capital of a single class of 2.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2023 there were 1,180,536,830 shares issued. All issued shares are fully paid.
[9]	Other reserves include mainly the result of transactions with non-controlling interests that do not result in a loss of control, the remeasurement of post-employment benefit obligations, the changes in value of cash flow hedges and the changes in financial instruments measured at fair value through other comprehensive income.
[10]	The restrictions on the distribution of profits and payment of dividends according to Luxembourg Law are disclosed in note 27 (iii) to these Consolidated Financial Statements.
[11]	Mainly related to the change in the fair value of U.S. dollar-denominated Argentine bonds. For more information see note 29.
[12]	As of December 31, 2023, the Company held 12,648,091 shares as treasury shares. For more information see note 37.
[13]	For more information see note 37.
[14]	Mainly related to Global Pipe Company (“GPC”) acquisition. For more information see note 34.